Portfolio of Investments

Touchstone Flexible Income Fund – June 30, 2019 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 29.3%

	Financials — 22.7%
$6,755,000	American Express Co., Ser B, 5.200%(A)	$6,738,113
5,986,000	American Express Co., Ser C, 4.900%(A)	6,001,085
4,829,000	Bank of America Corp., Ser JJ, 5.125%(A)	4,859,181
26,604,000	Citigroup, Inc., Ser O, 5.875%(A)	26,836,785
5,759,000	Citigroup, Inc., Ser Q, 5.950%(A)	5,922,095
6,412,000	Citizens Financial Group, Inc., Ser A, 5.500%(A)	6,412,000
25,571,000	Goldman Sachs Group, Inc. (The), Ser M, 5.375%(A)	25,602,964
1,198,000	Goldman Sachs Group, Inc.(The), Ser Q, (1 Year CMT Rate +3.623%), 5.500%(A)(B)	1,228,699
5,514,000	JPMorgan Chase & Co., Ser I, (3M LIBOR +3.470%), 6.053%(A)(B)	5,511,022
17,418,000	MetLife, Inc., Ser C, 5.250%(A)	17,612,211
7,550,000	Morgan Stanley, Ser H, 5.450%(A)	7,531,125
18,452,000	Morgan Stanley, Ser J, 5.550%(A)	18,654,972
5,863,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp., 144a, 4.875%, 4/15/45	5,612,367
20,407,000	Wells Fargo & Co., Ser K, (3M LIBOR +3.770%), 6.180%(A)(B)	20,575,358

		159,097,977

	Consumer Discretionary — 4.2%
8,982,000	Ford Motor Credit Co. LLC, 5.085%, 1/7/21	9,255,487
14,138,000	General Motors Co., (3M LIBOR +0.900%), 3.353%, 9/10/21(B)	14,095,916
9,000	Newell Brands, Inc., 3.150%, 4/1/21	9,033
5,497,000	Wyndham Destinations, Inc., 5.750%, 4/1/27	5,737,494

		29,097,930

	Energy — 2.1%
15,016,000	Anadarko Petroleum Corp., 4.278%, 10/10/36#	7,094,313
7,459,000	Andeavor Logistics LP, Ser A, 6.875%(A)	7,439,010

		14,533,323

	Communication Services — 0.3%
2,266,000	Uber Technologies, Inc., 144a, 7.500%, 11/1/23	2,401,960

	Total Corporate Bonds	$205,131,190

Shares
	Preferred Stocks — 14.0%

	Financials — 9.9%
141,389	AllianzGI Convertible &, Income Fund, Ser A, 5.625%(A)	3,605,420
54,046	Annaly Capital Management, Inc., Ser F, 6.950%(A)	1,372,768

Shares		Market Value
	Financials — (Continued)
355,308	Annaly Capital Management, Inc., Ser I, 6.750%(A)	$8,850,722
112,832	Apollo Global Management LLC, Ser A, 6.375%(A)	2,889,628
453,005	Ares Management Corp., Ser A, 7.000%(A)	11,986,512
68,187	Bank of America Corp., Ser W, 6.625%(A)	1,736,041
64,855	Citizens Financial Group, Inc., Ser D, 6.350%(A)	1,738,114
243,492	GMAC Capital Trust I, Ser 2, (3M LIBOR +5.785%), 8.303%, 2/15/40(B)	6,362,446
286,439	Hartford Financial Services Group, Inc. (The), 7.875%, 4/15/42	7,985,919
242,742	National Rural Utilities Cooperative Finance Corp., Ser US, 5.500%, 5/15/64	6,478,784
48,649	Oaktree Capital Group LLC, Ser A, 6.625%(A)	1,256,604
326,198	Oaktree Capital Group LLC, Ser B, 6.550%(A)	8,464,838
8,980	PartnerRe Ltd., 7.250%(A)	237,341
106,820	Stifel Financial Corp., 5.200%, 10/15/47	2,637,386
158,680	Valley National Bancorp, Ser B, 5.500%(A)	4,070,142

		69,672,665

	Energy — 2.2%
67,934	Energy Transfer Operating LP, Ser C, 7.375%(A)	1,608,677
554,410	Energy Transfer Operating LP, Ser E, 7.600%(A)	13,821,441

		15,430,118

	Utilities — 1.1%
181,886	Duke Energy Corp., Ser A, 5.750%(A)	4,805,428
34,137	Entergy Arkansas LLC, 4.900%, 12/1/52	885,855
20,992	Entergy Arkansas LLC, 4.750%, 6/1/63	542,013
47,321	Entergy Louisiana LLC, 4.875%, 9/1/66	1,216,150

		7,449,446

	Real Estate — 0.8%
226,866	Kimco Realty Corp., Ser M, 5.250%(A)	5,551,411

	Total Preferred Stocks	$98,103,640

	Investment Funds — 13.5%
680,215	BlackRock Corporate High Yield Fund, Inc.±	7,291,905
324,515	BlackRock Municipal Income Trust±†	4,510,759
349,312	BlackRock MuniHoldings New York Quality Fund, Inc.±	4,596,946
772,976	BlackRock MuniVest Fund, Inc.±	7,088,190
430,834	BlackRock MuniYield Quality Fund III, Inc.±	5,687,009
220,490	Eaton Vance Municipal Bond Fund±	2,740,691

Touchstone Flexible Income Fund (Unaudited) (Continued)

Shares		Market Value
	Investment Funds — 13.5% (Continued)
590,796	Invesco Municipal Opportunity Trust±†	$7,266,791
452,811	Invesco Municipal Trust±	5,578,632
2,562,385	Invesco Senior Income Trust±	11,069,503
286,691	Invesco Trust for Investment Grade Municipals±†	3,632,375
2,335,893	Nuveen Credit Strategies Income Fund±	18,500,273
670,969	Nuveen Quality Municipal Income Fund±	9,393,566
80,587	Wells Fargo Income Opportunities Fund±	664,037
1,340,673	Western Asset High, Income Opportunity Fund Inc.±	6,877,652

	Total Investment Funds	$94,898,329

Principal Amount
	Asset-Backed Securities — 13.1%
$346,134	American Credit Acceptance Receivables Trust, Ser 2018-3, Class A, 144a, 2.920%, 8/12/21	346,294
3,873,994	American Homes 4 Rent Trust, Ser 2014-SFR2, Class A, 144a, 3.786%, 10/17/36	4,056,809
1,577,701	AmeriCredit Automobile Receivables, Ser 2016-1, Class B, 2.300%, 3/8/21	1,577,514
3,377,500	AMMC CLO XII Ltd., Ser 2013-12A, Class X, 144a, (3M LIBOR +0.650%), 3.195%, 11/10/30(B)	3,377,439
8,205,000	Barings BDC Static CLO Ltd., Ser 2019-1A, Class A1, 144a, (3M LIBOR +1.020%), 3.544%, 4/15/27(B)	8,207,814
285,935	Conseco Finance Corp., Ser 1998-4, Class A7, 6.870%, 4/1/30(B)(C)	298,282
57,555	CPS Auto Receivables Trust, Ser 2017-C, Class B, 144a, 2.300%, 7/15/21	57,491
4,567,827	CPS Auto Receivables Trust, Ser 2019-B, Class A, 144a, 2.890%, 5/16/22	4,576,515
852,304	Drive Auto Receivables Trust, Ser 2017-2, Class C, 2.750%, 9/15/23	852,822
2,187,532	Drive Auto Receivables Trust, Ser 2017-3, Class C, 2.800%, 7/15/22	2,190,235
117,871	DT Auto Owner Trust, Ser 2017-2A, Class C, 144a, 3.030%, 1/17/23	117,926
61,697	DT Auto Owner Trust, Ser 2018-1A, Class A, 144a, 2.590%, 5/17/21	61,696
124,341	DT Auto Owner Trust, Ser 2019-1A, Class A, 144a, 3.080%, 9/15/22	124,793
3,272,386	DT Auto Owner Trust, Ser 2019-2A, Class A, 144a, 2.850%, 9/15/22	3,283,235
318,450	Flagship Credit Auto Trust, Ser 2016-3, Class B, 144a, 2.430%, 6/15/21	318,351

Principal Amount		Market Value
	Asset-Backed Securities —13.1% (Continued)
$3,586,667	Galaxy XX CLO Ltd., Ser 2015-20A, Class X, 144a, (3M LIBOR +0.600%), 3.192%, 4/20/31(B)	$3,585,949
5,298,196	GLS Auto Receivables Issuer Trust, Ser 2019-2A, Class A, 144a, 3.060%, 4/17/23	5,328,647
1,234,392	JFIN CLO 2014 Ltd., Ser 2014-1A, Class AR, 144a, (3M LIBOR +0.950%), 3.542%, 4/21/25(B)	1,233,576
1,000,000	LCM Ltd., Ser 2019-30, 144a, (3M LIBOR +0.750%), 3.321%, 4/20/31(B)	999,938
5,000,000	Marathon CLO VI Ltd., Ser 2014-6A, Class X, 144a, (3M LIBOR +0.700%), 3.235%, 5/13/28(B)	5,000,000
486,214	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	548,306
4,772,387	New Residential Mortgage Trust, Ser 2018-1A, Class A1A, 144a, 4.000%, 12/25/57(B)(C)	4,948,111
1,528,219	OHA Credit Partners IX Ltd., Ser 2013-9A, Class A1R, 144a, (3M LIBOR +1.010%), 3.602%, 10/20/25(B)	1,528,398
4,000,000	OZLM VI Ltd., Ser 2014-6A, Class XS, 144a, (3M LIBOR +0.700%), 3.288%, 4/17/31(B)	3,999,952
4,326,106	Santander Drive Auto Receivables Trust, Ser 2016-1, Class C, 3.090%, 4/15/22	4,329,806
632,313	Santander Drive Auto Receivables Trust, Ser 2017-1, Class B, 2.100%, 6/15/21	632,082
3,292,000	Santander Drive Auto Receivables Trust, Ser 2018-1, Class B, 2.630%, 7/15/22	3,296,902
3,636,364	Sound Point CLO VI-R Ltd., Ser 2014-2RA, Class X, 144a, (3M LIBOR +0.700%), 3.292%, 10/20/31(B)	3,636,313
65,903	TCF Auto Receivables Owner Trust, Ser 2016-1A, Class A3, 144a, 1.710%, 4/15/21	65,865
5,900,000	Towd Point Mortgage Trust, Ser 2016-1, Class M1, 144a, 3.500%, 2/25/55(B)(C)	6,070,276
6,783,014	Towd Point Mortgage Trust, Ser 2017-6, Class A1, 144a, 2.750%, 10/25/57(B)(C)	6,835,112
3,750,000	Tryon Park CLO Ltd., Ser 2013-1A, Class XR, 144a, (3M LIBOR +0.550%), 3.147%, 4/15/29(B)	3,749,962
6,275,324	United Auto Credit Securitization Trust, Ser 2019-1, Class A, 144a, 2.820%, 7/12/21	6,282,919
14,664	Wachovia Student Loan Trust, Ser 2006-1, Class A5, 144a, (3M LIBOR +0.120%), 2.700%, 7/26/27(B)	14,661

	Total Asset-Backed Securities	$91,533,991

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Treasury Obligations — 6.2%
$41,951,000	U.S. Treasury Note, 1.375%, 12/15/19	$41,818,265
1,623,000	U.S. Treasury Note, 3.375%, 11/15/19	1,630,227

	Total U.S. Treasury Obligations	$43,448,492

	Non-Agency Collateralized Mortgage Obligations — 4.1%
918,719	American Home Mortgage Investment Trust, Ser 2004-4, Class 4A, (6M LIBOR +2.000%), 4.544%, 2/25/45(B)	938,814
4,245,729	Bear Stearns ALT-A Trust, Ser 2004-12, Class 1M1, (1M LIBOR +0.930%), 3.334%, 1/25/35(B)	4,317,477
85,152	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	87,810
5,579,430	Citigroup Mortgage Loan Trust, Inc., Ser 2018-RP1, Class A1, 144a, 3.000%, 9/25/64(B)(C)	5,655,993
782,866	GSR Mortgage Loan Trust, Ser 2005-AR4, Class 6A1, 4.664%, 7/25/35(B)(C)	799,745
6,209	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 4.203%, 12/25/32(B)	6,342
4,666,399	Metlife Securitization Trust, Ser 2017-1A, Class A, 144a, 3.000%, 4/25/55(B)(C)	4,710,374
242,431	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 4.532%, 9/25/34(B)(C)	249,310
3,838,001	Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Class 1M1, (1M LIBOR +0.750%), 3.154%, 9/25/35(B)	3,840,742
3,046,762	New Residential Mortgage Loan Trust, Ser 2017-2A, Class A3, 144a, 4.000%, 3/25/57(B)(C)	3,181,542
4,824,682	Sequoia Mortgage Trust, Ser 2013-9, Class B1, 144a, 3.500%, 7/25/43	4,939,015
93,448	Wells Fargo Mortgage Backed Securities Trust, Ser 2004-X, Class 1A5, 4.831%, 11/25/34(B)(C)	96,440

	Total Non-Agency Collateralized Mortgage Obligations	$28,823,604

Shares
	Master Limited Partnership — 2.9%

	Financials — 2.9%
900,000	Carlyle Group LP (The)	$20,349,000

Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 2.1%
$7,338,113	GNMA, Ser 2012-147, Class IO, 0.561%, 4/16/54(B)(C)(D)	$249,961
33,066,133	GNMA, Ser 2016-110, Class IO, 1.032%, 5/16/58(B)(C)(D)	2,529,609
38,261,950	GNMA, Ser 2016-158, Class IO, 0.907%, 6/16/58(B)(C)(D)	2,807,061
45,011,795	GNMA, Ser 2016-52, Class IO, 0.919%, 3/16/58(B)(C)(D)	3,125,804
42,207,241	GNMA, Ser 2017-76, Class IO, 0.953%, 12/16/56(B)(C)(D)	3,210,907
48,216,074	GNMA, Ser 2017-94, Class IO, 0.660%, 2/16/59(B)(C)(D)	2,922,965

	Total Agency Collateralized Mortgage Obligations	$14,846,307

Shares
	Exchange-Traded Fund — 1.7%
531,782	Invesco CEF Income Composite ETF†	$12,034,227

	Short-Term Investment Funds — 4.8%
32,724,559	Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	32,724,559
589,445	Invesco Government & Agency Portfolio, Institutional Class, 2.19%**¥Ω	589,445

	Total Short-Term Investment Funds	$33,314,004

Total Long Positions
(Cost $627,528,283)		$642,482,784

Principal Amount
	Securities Sold Short — (7.3%)

	U.S. Treasury Obligation — (7.3)%
$(47,528,000)	U.S. Treasury Note, 2.875%, 5/15/49	$(50,988,633)

Total Securities Sold Short
(Proceeds $48,770,716)		$(50,988,633)

Total — 84.4%		$591,494,151

Other Assets in Excess of Liabilities — 15.6%		109,549,011

Net Assets — 100.0%		$701,043,162

(A)	Perpetual Bond - A bond with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2019.
(C)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Touchstone Flexible Income Fund (Unaudited) (Continued)

(D)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
**	Represents collateral for securities loaned.
±	Closed-End Fund.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2019 was $579,740.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

ETF - Exchange-Traded Fund

144a  - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $104,309,293 or 14.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Corporate Bonds	$—	$205,131,190	$—	$205,131,190
Preferred Stocks	98,103,640	—	—	98,103,640
Investment Funds	94,898,329	—	—	94,898,329
Asset-Backed Securities	—	91,533,991	—	91,533,991
U.S. Treasury Obligations	—	43,448,492	—	43,448,492
Non-Agency Collateralized Mortgage Obligations	—	28,823,604	—	28,823,604
Master Limited Partnership	20,349,000	—	—	20,349,000
Agency Collateralized Mortgage Obligations	—	14,846,307	—	14,846,307
Exchange-Traded Fund	12,034,227	—	—	12,034,227
Short-Term Investment Funds	33,314,004	—	—	33,314,004

Total Assets	$258,699,200	$383,783,584	$—	$642,482,784

Liabilities:
Securities Sold Short
U.S. Treasury Obligation	$—	$(50,988,633)	$—	$(50,988,633)

Total Liabilities	$—	$(50,988,633)	$—	$(50,988,633)

Total	$258,699,200	$332,794,951	$—	$591,494,151

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Focused Fund – June 30, 2019 (Unaudited)

		Market
	Shares	Value
Common Stocks — 99.1%

Information Technology — 19.4%
Apple, Inc.	196,226	$38,837,050
Avnet, Inc.	406,593	18,406,465
International Business Machines Corp.	115,125	15,875,737
Microsoft Corp.	431,949	57,863,888
Oracle Corp.	469,200	26,730,324
salesforce.com, Inc.*	199,829	30,320,054

		188,033,518

Communication Services — 18.0%
Alphabet, Inc. - Class A*	14,184	15,358,435
Alphabet, Inc. - Class C*	34,961	37,789,695
AT&T, Inc.	478,081	16,020,494
Baidu, Inc. (China) ADR*	74,137	8,700,718
Comcast Corp. - Class A	658,008	27,820,578
Facebook, Inc. - Class A*	232,753	44,921,329
Fox Corp. - Class A	180,722	6,621,654
Walt Disney Co. (The)	127,711	17,833,564

		175,066,467

Financials — 17.6%
Bank of America Corp.	987,717	28,643,793
Berkshire Hathaway, Inc. - Class B*	473,530	100,942,390
Goldman Sachs Group, Inc. (The)	116,068	23,747,513
Signature Bank/NewYork NY	146,881	17,749,100

		171,082,796

Health Care — 13.5%
AmerisourceBergen Corp.	265,728	22,655,969
Biogen, Inc.*	55,500	12,979,785
Bio-Rad Laboratories, Inc. - Class A*	39,558	12,365,435
Bristol-Myers Squibb Co.	405,252	18,378,178
Johnson & Johnson	191,981	26,739,114
Novartis AG (Switzerland) ADR	255,510	23,330,618
UnitedHealth Group, Inc.	57,932	14,135,987

		130,585,086

Consumer Discretionary — 12.0%
Alibaba Group Holding Ltd. (China) ADR*	57,782	9,791,160
Amazon.com, Inc.*	29,469	55,803,382
Booking Holdings, Inc.*	5,288	9,913,466
Carnival Corp.	376,700	17,535,385
JD.com, Inc. (China) ADR*	221,263	6,702,056
Starbucks Corp.	60,214	5,047,740
Yum China Holdings, Inc. (China)	256,176	11,835,331

		116,628,520

Industrials — 7.0%
Deere & Co.	90,865	15,057,239
FedEx Corp.	52,884	8,683,024
General Electric Co.	675,080	7,088,340
Union Pacific Corp.	93,849	15,870,804
United Technologies Corp.	163,548	21,293,950

		67,993,357

		Market
	Shares	Value
Real Estate — 5.1%
Jones Lang LaSalle, Inc.	181,925	$25,595,028
Simon Property Group, Inc. REIT	151,001	24,123,925

		49,718,953

Energy — 3.6%
Exxon Mobil Corp.	225,353	17,268,800
Halliburton Co.	293,206	6,667,504
Schlumberger Ltd.	275,554	10,950,516

		34,886,820

Consumer Staples — 2.9%
Monster Beverage Corp.*	224,429	14,325,303
Unilever NV (United Kingdom)	234,527	14,240,479

		28,565,782

Total Common Stocks		$962,561,299

Short-Term Investment Fund — 1.1%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	10,345,783	$10,345,783

Total Investment Securities — 100.2% (Cost $691,451,707)		$972,907,082

Liabilities in Excess of Other Assets — (0.2%)		(2,074,456)

Net Assets — 100.0%		$970,832,626

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$962,561,299	$—	$—	$962,561,299
Short-Term Investment Fund	10,345,783	—	—	10,345,783

Total	$972,907,082	$—	$—	$972,907,082

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Growth Opportunities Fund — June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.5%

Information Technology — 33.5%
Apple, Inc.	32,402	$6,413,004
Avnet, Inc.	34,278	1,551,765
Black Knight, Inc.*	42,223	2,539,714
Coherent, Inc.*	9,860	1,344,608
Lumentum Holdings, Inc.*	36,680	1,959,079
Micron Technology, Inc.*	31,659	1,221,721
Microsoft Corp.	39,449	5,284,588
Proofpoint, Inc.*	16,039	1,928,690
QUALCOMM, Inc.	21,738	1,653,610
salesforce.com, Inc.*	22,818	3,462,175
ServiceNow, Inc.*	11,211	3,078,204
Total System Services, Inc.	20,899	2,680,715
Visa, Inc. - Class A	29,682	5,151,311
Worldpay, Inc. - Class A*	31,244	3,828,952
Zendesk, Inc.*	24,628	2,192,631

		44,290,767

Communication Services — 16.5%
Alphabet, Inc. - Class A*	2,990	3,237,572
Alphabet, Inc. - Class C*	3,219	3,479,449
Charter Communications, Inc. - Class A*	6,798	2,686,434
Facebook, Inc. - Class A*	25,999	5,017,807
Netflix, Inc.*	8,091	2,971,986
T-Mobile US, Inc.*	25,840	1,915,778
Walt Disney Co. (The)	18,430	2,573,565

		21,882,591

Health Care — 13.5%
Ascendis Pharma A/S (Denmark) ADR*	10,984	1,264,808
Bio-Rad Laboratories, Inc. - Class A*	9,085	2,839,880
Bristol-Myers Squibb Co.	69,926	3,171,144
Intersect ENT, Inc.*	46,595	1,060,502
Medicines Co. (The)*†	66,777	2,435,357
Orchard Therapeutics PLC (United Kingdom) ADR*	33,560	469,504
STERIS PLC	14,596	2,173,052
Thermo Fisher Scientific, Inc.	7,072	2,076,905
Vertex Pharmaceuticals, Inc.*	13,075	2,397,693

		17,888,845

Industrials — 12.0%
AMETEK, Inc.	26,871	2,440,962
Boeing Co. (The)	6,200	2,256,862
Caterpillar, Inc.	15,274	2,081,694
IHS Markit Ltd. (United Kingdom)*	27,549	1,755,422
Illinois ToolWorks, Inc.	12,354	1,863,107
Ingersoll-Rand PLC	23,636	2,993,972
Union Pacific Corp.	14,407	2,436,368

		15,828,387

Consumer Discretionary — 11.4%
Amazon.com, Inc.*	3,339	6,322,831
Home Depot, Inc. (The)	20,294	4,220,543
Marriott International, Inc. - Class A	22,593	3,169,572
Ulta Beauty, Inc.*	3,746	1,299,450

		15,012,396

	Shares	Market Value
Financials — 4.9%
Bank of America Corp.	72,731	$2,109,199
Progressive Corp. (The)	28,698	2,293,831
S&P Global, Inc.	9,066	2,065,144

		6,468,174

Energy — 3.6%
Marathon Petroleum Corp.	42,495	2,374,621
Pioneer Natural Resources Co.	15,586	2,398,062

		4,772,683

Consumer Staples — 1.7%
Constellation Brands, Inc. - Class A	11,660	2,296,320

Real Estate — 1.4%
Spirit Realty Capital, Inc. REIT	42,870	1,828,834

Total Common Stocks		$130,268,997

Short-Term Investment Funds — 2.4%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	2,419,410	2,419,410
Invesco Government & Agency Portfolio, Institutional Class, 2.19%**¥Ω	726,690	726,690

Total Short-Term Investment Funds		$3,146,100

Total Investment Securities —100.9% (Cost $91,407,816)		$133,415,097

Liabilities in Excess of Other Assets — (0.9%)		(1,156,735)

Net Assets — 100.0%		$132,258,362

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2019 was $730,093.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$130,268,997	$—	$—	$130,268,997
Short-Term Investment Funds	3,146,100	—	—	3,146,100

Total	$133,415,097	$—	$—	$133,415,097

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Mid Cap Growth Fund – June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 96.7%

Information Technology — 33.3%
Autodesk, Inc.*	148,955	$24,264,769
Cognizant Technology Solutions Corp. - Class A	274,810	17,420,206
Fidelity National Information Services, Inc.	134,010	16,440,347
Fiserv, Inc.*	183,000	16,682,280
FleetCor Technologies, Inc.*	89,955	25,263,862
Fortinet, Inc.*	227,982	17,515,857
Lam Research Corp.	95,505	17,939,659
Microchip Technology, Inc.	190,080	16,479,936
NCR Corp.*	476,540	14,820,394
Nice Ltd. (Israel) ADR*	140,793	19,288,641
ON Semiconductor Corp.*	858,610	17,352,508
Palo Alto Networks, Inc.*	95,655	19,490,663
Pure Storage, Inc. - Class A*	887,270	13,548,613
ServiceNow, Inc.*	103,980	28,549,788
Splunk, Inc.*	122,920	15,457,190
Square, Inc. - Class A*	182,690	13,250,506
SS&C Technologies Holdings, Inc.	449,490	25,895,119
Twilio, Inc. - Class A*	89,960	12,266,046
Worldpay, Inc. - Class A*	284,050	34,810,327
Xilinx, Inc.	99,820	11,770,774
Zendesk, Inc.*	282,820	25,179,465

		403,686,950

Industrials — 20.5%
AMETEK, Inc.	265,870	24,151,631
IHS Markit Ltd. (United Kingdom)*	341,964	21,789,946
Ingersoll-Rand PLC	194,400	24,624,648
JB Hunt Transport Services, Inc.	204,106	18,657,329
L3Harris Technologies, Inc.	109,437	20,697,820
Lennox International, Inc.	92,921	25,553,275
Rockwell Automation, Inc.	80,565	13,198,964
Teledyne Technologies, Inc.*	122,149	33,452,947
TransDigm Group, Inc.*	80,997	39,186,349
TransUnion	379,861	27,923,582

		249,236,491

Health Care — 14.5%
Ascendis Pharma A/S (Denmark) ADR*	212,880	24,513,132
Cooper Cos., Inc. (The)	76,849	25,889,660
DexCom, Inc.*	98,890	14,817,678
ICON PLC (Ireland)*	143,870	22,151,664
IDEXX Laboratories, Inc.*	85,488	23,537,411
Medicines Co. (The)*	565,806	20,634,945
Mettler-Toledo International, Inc.*	27,879	23,418,360
STERIS PLC	136,479	20,318,993

		175,281,843

Consumer Discretionary — 14.0%
Advance Auto Parts, Inc.	118,080	18,200,851
Hilton Worldwide Holdings, Inc.	329,640	32,219,014
Lululemon Athletica, Inc. (Canada)*	95,500	17,210,055
Ross Stores, Inc.	203,940	20,214,533
Tractor Supply Co.	210,108	22,859,750
Ulta Beauty, Inc.*	88,405	30,666,810

	Shares	Market Value
Consumer Discretionary — (Continued)
VF Corp.	139,170	$12,156,499
Yum China Holdings, Inc. (China)	357,780	16,529,436

		170,056,948

Financials — 5.0%
Arthur J Gallagher & Co.	260,940	22,855,735
MSCI, Inc.	51,420	12,278,582
Signature Bank/NewYork NY	115,835	13,997,501
SVB Financial Group*	51,357	11,534,269

		60,666,087

Energy — 4.1%
Marathon Petroleum Corp.	453,334	25,332,304
Pioneer Natural Resources Co.	160,815	24,742,996

		50,075,300

Materials — 3.2%
Avery Dennison Corp.	152,190	17,605,339
RPM International, Inc.	341,660	20,878,843

		38,484,182

Real Estate — 2.1%
SBA Communications Corp. REIT*	114,020	25,636,257

Total Common Stocks		$1,173,124,058

Short-Term Investment Fund — 2.0%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	24,018,298	$24,018,298

Total Investment Securities — 98.7% (Cost $909,932,154)		$1,197,142,356

Other Assets in Excess of Liabilities — 1.3%		15,809,777

Net Assets — 100.0%		$1,212,952,133

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,173,124,058	$—	$—	$1,173,124,058
Short-Term Investment Fund	24,018,298	—	—	24,018,298

Total	$1,197,142,356	$—	$—	$1,197,142,356

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 97.0%

China — 29.7%

Communication Services — 8.1%
Baidu, Inc. ADR*	134,214	$15,751,355
Tencent Holdings Ltd.	1,548,200	70,039,669

Consumer Discretionary — 17.5%
Alibaba Group Holding Ltd. ADR*	517,134	87,628,356
ANTA Sports Products Ltd.	5,342,500	36,848,293
Ctrip.com International Ltd. ADR*	903,000	33,329,730
New Oriental Education & Technology Group, Inc. ADR*	270,077	26,084,037

Health Care — 2.6%
BeiGene Ltd. ADR*	66,741	8,272,547
Hansoh Pharmaceutical Group Co. Ltd., 144a*	3,713,969	9,817,768
Wuxi Biologics, Inc., 144a*	1,004,000	9,007,390

Information Technology — 1.5%
Sunny Optical Technology Group Co. Ltd.	1,516,200	15,697,655

Total China		312,476,800

India — 28.1%

Communication Services — 1.3%
Zee Entertainment Enterprises Ltd.	2,736,735	13,442,679

Consumer Discretionary — 6.9%
Eicher Motors Ltd.	42,011	11,642,376
Jubilant Foodworks Ltd.	1,374,687	24,554,296
MakeMyTrip Ltd.*	735,600	18,242,880
Maruti Suzuki India Ltd.	111,988	10,601,600
Titan Co. Ltd.	416,626	8,058,804

Consumer Staples — 0.9%
Britannia Industries Ltd.	252,796	10,047,486

Financials — 12.3%
Bajaj Finance Ltd.	653,912	34,863,460
HDFC Bank Ltd.	1,133,798	40,160,538
Housing Development Finance Corp. Ltd.	1,090,627	34,630,841
IndusInd Bank Ltd.	954,520	19,504,554

Health Care — 3.2%
Apollo Hospitals Enterprise Ltd.	1,693,186	33,354,042

Industrials — 2.2%
Larsen & Toubro Ltd.	1,027,703	23,122,818

Materials — 1.3%
Asian Paints Ltd.	678,398	13,343,199

Total India		295,569,573

	Shares	Market Value
Russia — 6.2%

Communication Services — 6.2%
Mail.Ru Group Ltd. GDR*	587,400	$14,990,448
Yandex N.V. - Class A*	1,317,100	50,049,800

Total Russia		65,040,248

Argentina — 4.9%

Consumer Discretionary — 4.9%
MercadoLibre, Inc.*	84,825	51,893,390

South Africa — 3.8%

Consumer Discretionary — 3.8%
Naspers Ltd. - Class N	165,800	40,131,932

Singapore — 3.7%

Communication Services — 3.7%
Sea Ltd. ADR*	1,179,000	39,166,380

Hong Kong — 3.5%

Financials — 3.0%
AIA Group Ltd.	2,900,400	31,321,138

Health Care — 0.5%
Hutchison China MediTech Ltd. ADR*†	226,112	4,974,464

Total Hong Kong		36,295,602

Thailand — 2.9%

Consumer Staples — 2.9%
CP ALL PCL	10,978,900	30,740,614

Indonesia — 2.7%

Financials — 2.7%
Bank Central Asia Tbk PT	13,355,300	28,340,964

Taiwan — 2.3%

Information Technology — 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	621,440	24,341,805

Cambodia — 2.1%

Consumer Discretionary — 2.1%
NagaCorp Ltd.	18,111,000	22,275,783

Mexico — 2.0%

Industrials — 2.0%
Grupo Aeroportuario del Sureste SAB de CV ADR	126,948	20,579,540

Brazil — 1.9%

Consumer Staples — 0.9%
Raia Drogasil SA	457,000	9,127,028

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 97.0% (Continued)

Brazil — (Continued)

Industrials — 1.0%
Localiza Rent a Car SA	1,022,800	$10,838,092

Total Brazil		19,965,120

Philippines — 1.3%

Real Estate — 1.3%
SM Prime Holdings, Inc.	19,069,900	13,811,708

Belize — 1.1%

Information Technology — 1.1%
Pagseguro Digital Ltd. - Class A*	301,341	11,743,259

Vietnam — 0.8%

Real Estate — 0.8%
Vincom Retail JSC	5,756,314	8,362,042

Total Common Stocks		$1,020,734,760

Short-Term Investment Funds — 6.7%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	68,219,064	68,219,064
Invesco Government & Agency Portfolio, Institutional Class, 2.19%**¥Ω	2,083,320	2,083,320

Total Short-Term Investment Funds		$70,302,384

Total Investment Securities —103.7% (Cost $947,860,709)		$1,091,037,144
Liabilities in Excess of Other Assets — (3.7%)		(38,671,015)

Net Assets — 100.0%		$1,052,366,129

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2019 was $1,482,800.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $18,825,158 or 1.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$180,883,793	$131,593,007	$—	$312,476,800
India	18,242,880	277,326,693	—	295,569,573
Russia	65,040,248	—	—	65,040,248
Argentina	51,893,390	—	—	51,893,390
South Africa	—	40,131,932	—	40,131,932
Singapore	39,166,380	—	—	39,166,380
Hong Kong	4,974,464	31,321,138	—	36,295,602
Thailand	—	30,740,614	—	30,740,614
Indonesia	—	28,340,964	—	28,340,964
Taiwan	24,341,805	—	—	24,341,805
Cambodia	—	22,275,783	—	22,275,783
Mexico	20,579,540	—	—	20,579,540
Brazil	19,965,120	—	—	19,965,120
Philippines	—	13,811,708	—	13,811,708
Belize	11,743,259	—	—	11,743,259
Vietnam	—	8,362,042	—	8,362,042
Short-Term Investment Funds	70,302,384	—	—	70,302,384

Total	$507,133,263	$583,903,881	$—	$1,091,037,144

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund – June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.3%

United States — 54.6%

Communication Services — 11.5%
Alphabet, Inc. - Class A*	25,472	$27,581,082
Comcast Corp. - Class A	583,830	24,684,332
Facebook, Inc. - Class A*	169,511	32,715,623

Consumer Discretionary — 8.4%
Amazon.com, Inc.*	12,775	24,191,123
Foot Locker, Inc.	158,724	6,653,710
Ross Stores, Inc.	89,043	8,825,942
Royal Caribbean Cruises Ltd.	184,723	22,390,275

Consumer Staples — 0.9%
Lamb Weston Holdings, Inc.	107,372	6,803,090

Energy — 2.6%
ConocoPhillips	128,980	7,867,780
EOG Resources, Inc.	117,490	10,945,368

Financials — 9.1%
Comerica, Inc.	150,972	10,966,606
Fifth Third Bancorp	451,116	12,586,136
First Horizon National Corp.	493,704	7,371,001
JPMorgan Chase & Co.	176,572	19,740,750
Reinsurance Group of America, Inc.	105,972	16,534,811

Health Care — 9.9%
Alnylam Pharmaceuticals, Inc.*	53,659	3,893,497
Becton Dickinson & Co.	38,002	9,576,884
Biogen, Inc.*	25,558	5,977,249
Cerner Corp.	181,628	13,313,332
Covetrus, Inc.*	164,635	4,026,972
CVS Health Corp.	205,165	11,179,441
DexCom, Inc.*	38,602	5,784,124
Illumina, Inc.*	21,930	8,073,529
Neurocrine Biosciences, Inc.*	41,772	3,526,810
Regeneron Pharmaceuticals, Inc.*	23,490	7,352,370

Industrials — 6.0%
Deere & Co.	47,677	7,900,556
Hexcel Corp.	103,369	8,360,485
Southwest Airlines Co.	381,304	19,362,617
United Airlines Holdings, Inc.*	98,773	8,647,576

Information Technology — 6.2%
Micron Technology, Inc.*	204,112	7,876,682
Microsoft Corp.	146,099	19,571,422
Visa, Inc. - Class A	105,957	18,388,837

Total United States		402,670,012

Japan — 8.6%

Communication Services — 2.3%
KDDI Corp.	666,900	16,970,396

Consumer Discretionary — 1.9%
Sony Corp.	274,700	14,435,478

	Shares	Market Value
Japan — (Continued)

Industrials — 2.7%
Amada Holdings Co. Ltd.	598,700	$6,767,245
Kinden Corp.	349,000	5,356,651
Mitsubishi Electric Corp.	582,200	7,696,733

Information Technology — 1.7%
Kyocera Corp.	187,700	12,298,804

Total Japan		63,525,307

France — 6.9%

Energy — 3.1%
TOTAL SA	414,509	23,251,377

Industrials — 2.3%
Cie de Saint-Gobain	173,955	6,792,904
Schneider Electric SE	110,488	10,020,720

Utilities — 1.5%
Rubis SCA	191,581	10,787,771

Total France		50,852,772

Germany — 5.6%

Consumer Discretionary — 1.0%
Continental AG	53,236	7,761,754

Industrials — 0.8%
KION Group AG	88,115	5,572,468

Materials — 1.7%
HeidelbergCement AG	155,283	12,566,339

Real Estate — 2.1%
Vonovia SE	323,354	15,446,562

Total Germany		41,347,123

United Kingdom — 4.7%

Consumer Discretionary — 1.6%
Compass Group PLC	485,261	11,628,773

Financials — 3.1%
Lloyds Banking Group PLC	19,299,774	13,861,488
Prudential PLC	426,696	9,315,193

Total United Kingdom		34,805,454

Switzerland — 3.6%

Health Care — 2.4%
Novartis AG	196,257	17,916,650

Information Technology — 1.2%
TE Connectivity Ltd.	87,269	8,358,625

Total Switzerland		26,275,275

China — 3.5%

Communication Services — 2.0%
Tencent Holdings Ltd.	330,000	14,929,008

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 98.3% (Continued)

China — (Continued)

Consumer Discretionary — 1.0%
Shenzhou International Group Holdings Ltd.	538,900	$7,433,971

Health Care — 0.5%
BeiGene Ltd. ADR*	25,454	3,155,023

Total China		25,518,002

Netherlands — 3.1%

Financials — 3.1%
ABN AMRO Group NV, 144a	340,595	7,287,881
ING Groep NV	1,314,350	15,225,093

Total Netherlands		22,512,974

Ireland — 1.8%

Health Care — 1.8%
Medtronic PLC (Ireland)	136,268	13,271,141

Sweden — 1.5%

Financials — 1.5%
Swedbank AB - Class A	748,903	11,274,247

South Korea — 1.4%

Communication Services — 1.4%
KT Corp. ADR	805,327	9,961,895

India — 0.9%

Financials — 0.9%
ICICI Bank Ltd. ADR	536,095	6,749,436

Indonesia — 0.9%

Financials — 0.9%
Bank Rakyat Indonesia Persero Tbk PT	21,443,400	6,620,116

Mexico — 0.6%

Materials — 0.6%
Cemex SAB de CV ADR	1,110,100	4,706,824

Australia — 0.6%

Consumer Staples — 0.6%
Treasury Wine Estates Ltd.	419,468	4,405,460

Total Common Stocks		$724,496,038

Exchange-Traded Funds — 0.4%
iShares Core MSCI EAFE ETF	24,057	1,477,100
iShares Core S&P 500 ETF	4,964	1,463,139

Total Exchange-Traded Funds		$2,940,239

	Shares	Market Value
Short-Term Investment Fund — 1.4%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	10,543,486	$10,543,486

Total Investment Securities —100.1% (Cost $647,315,745)		$737,979,763
Liabilities in Excess of Other Assets — (0.1%)		(566,202)

Net Assets — 100.0%		$737,413,561

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $7,287,881 or 0.99% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$402,670,012	$—	$—	$402,670,012
Japan	—	63,525,307	—	63,525,307
France	20,808,491	30,044,281	—	50,852,772
Germany	7,761,754	33,585,369	—	41,347,123
United Kingdom	11,628,773	23,176,681	—	34,805,454
Switzerland	8,358,625	17,916,650	—	26,275,275
China	3,155,023	22,362,979	—	25,518,002
Netherlands	—	22,512,974	—	22,512,974
Ireland	13,271,141	—	—	13,271,141
Sweden	—	11,274,247	—	11,274,247
South Korea	9,961,895	—	—	9,961,895
India	6,749,436	—	—	6,749,436
Indonesia	—	6,620,116	—	6,620,116
Mexico	4,706,824	—	—	4,706,824
Australia	—	4,405,460	—	4,405,460
Exchange-Traded Funds	2,940,239	—	—	2,940,239
Short-Term Investment Fund	10,543,486	—	—	10,543,486

Total	$502,555,699	$235,424,064	$—	$737,979,763

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

June 30, 2019 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2019, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended June 30, 2019.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided

Notes to Portfolios of Investments (Unaudited) (Continued)

such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date.